Item 1. Schedule of Investments

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
(Unaudited)	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 22.1%
Auto Components 0.1%
Gentex §	3,800	66
		66
Automobiles 0.6%
Harley-Davidson	2,300	111
Thor Industries §	3,400	116
Winnebago §	3,100	90
		317
Diversified Consumer Services 1.7%
Apollo Group, Class A *	2,757	183
Career Education *	3,100	110
Devry *§	3,600	69
Education Management *	7,600	245
H&R Block	2,400	58
ITT Educational Services *	2,900	143
Universal Technical Institute *§	2,700	96
		904
Hotels, Restaurants & Leisure 6.5%
Boyd Gaming	9,500	410
Choice Hotels International	5,900	381
Fairmont Hotels	5,700	190
Harrah's Entertainment	5,000	326
Hilton	7,000	156
International Game Technology	9,600	259
Marriott, Class A	6,700	422
Outback Steakhouse	2,500	92
Royal Caribbean Cruises §	7,000	302
Ruby Tuesday §	3,100	67
Shuffle Master *§	7,098	188
Station Casinos	6,900	458
The Cheesecake Factory *	2,400	75
WMS Industries *§	1,800	51
Wynn Resorts *§	3,900	176
		3,553
Household Durables 1.6%
Centex	1,800	116
Harman International	2,300	235
KB Home	1,400	102
Lennar, Class A	2,000	120
Pulte	3,600	155
Toll Brothers *	3,000	134
		862
Internet & Catalog Retail 0.3%
Amazon.com *	4,200	190
		190
Leisure Equipment & Products 0.3%
Brunswick	2,300	87
Mattel	4,800	80
		167
Media 5.7%
Citadel Broadcasting *§	5,000	69
Cox Radio, Class A *	6,800	103
Cumulus Media, Class A *§	5,300	66
Dreamworks Animation, Class A *§	2,600	72
Entercom Communications *	2,400	76
Getty Images *§	5,200	447
Harte-Hanks	2,600	69
Lamar Advertising *	2,300	104
McGraw-Hill	3,000	144
Meredith	2,700	135
New York Times, Class A §	3,700	110
Omnicom	4,100	343
Radio One, Class D *§	6,600	87
Regent Communications *§	10,600	56
Rogers Communications, Class B	5,500	217
Salem Communications, Class A *§	6,400	118
Scripps, Class A	2,600	130
Spanish Broadcasting, Class A *§	9,200	66
Univision Communications, Class A *	8,000	212
Washington Post, Class B	200	160
Westwood One	2,900	58
WPP Group ADR §	4,600	235
		3,077
Multiline Retail 1.0%
Dollar General §	13,700	251
Family Dollar Stores	10,400	207
Fred's §	5,100	64
		522
Specialty Retail 3.9%
Bed Bath & Beyond *	7,600	305
Men's Wearhouse *	2,700	72
Michaels Stores	4,000	132
O'Reilly Automotive *	9,500	268
PETsMART	8,600	187
Ross Stores	7,600	180
Staples	7,500	160
Tiffany	8,700	346
TJX	14,000	287
Williams-Sonoma *	4,800	184
		2,121
Textiles, Apparel, & Luxury Goods 0.4%
Coach *	6,300	198
		198
Total Consumer Discretionary		11,977

CONSUMER STAPLES 1.1%
Food Products 0.9%
Delta Pine & Land	2,800	74
Hershey Foods	2,300	129
McCormick	3,300	108
Tootsie Roll Industries	3,520	112
Wrigley	1,200	86
		509
Personal Products 0.2%
Avon	4,000	108
		108
Total Consumer Staples		617

ENERGY 7.7%
Energy Equipment & Services 5.0%
Baker Hughes	4,800	286
BJ Services	15,200	547
Cooper Cameron *	6,600	488
Grant Prideco *	13,500	549
Smith International	11,800	393
Weatherford International *	6,100	419
		2,682
Oil, Gas & Consumable Fuels 2.7%
Murphy Oil	8,000	399
Williams Companies	20,100	503
XTO Energy	12,633	573
		1,475
Total Energy		4,157

FINANCIALS 12.8%
Capital Markets 7.9%
AmeriTrade *§	13,700	294
Blackrock §	2,200	195
Charles Schwab	19,900	287
E*TRADE Financial *	10,800	190
Eaton Vance	12,400	308
Federated Investors, Class B	3,700	123
Franklin Resources	3,800	319
Investors Financial Services §	5,600	184
John Nuveen §	6,300	248
Lazard	7,100	180
Legg Mason	2,750	302
Mellon Financial	7,800	250
Northern Trust	9,700	490
Refco *	14,000	396
SEI	2,400	90
State Street	9,300	455
		4,311
Commercial Banks 1.9%
Boston Private Financial §	2,800	74
City National	900	63
East West Bancorp	3,000	102
First Horizon National §	2,200	80
North Fork Bancorporation	3,450	88
SVB Financial Group *	2,800	136
Synovus Financial	13,600	377
UCBH Holdings §	5,600	103
		1,023
Consumer Finance 0.1%
First Marblehead §	2,500	64
		64
Diversified Financial Services 0.9%
Moody's	9,000	460
		460
Insurance 2.0%
Ambac	2,100	151
Arch Capital Group *	1,600	79
Arthur J. Gallagher §	2,800	81
Axis Capital Holdings §	3,700	106
Brown & Brown §	2,000	99
Markel *	200	66
Marsh & McLennan	4,600	140
MBIA	2,200	133
RenaissanceRe Holdings §	1,600	70
Willis Group Holdings §	4,900	184
		1,109
Total Financials		6,967

HEALTH CARE 17.7%
Biotechnology 4.4%
Abgenix *§	9,800	124
Amylin Pharmaceuticals *§	4,300	150
Celgene *§	5,200	282
Cephalon *§	3,600	167
Charles River Laboratories International *	2,100	92
deCode genetics *§	7,200	60
Genzyme *	1,700	122
Gilead Sciences *	4,000	195
Human Genome Sciences *	7,700	105
Martek Biosciences *§	2,800	98
MedImmune *	3,400	114
Millennium Pharmaceuticals *	9,300	87
Nektar Therapeutics *	3,400	58
Neurocrine Biosciences *§	1,400	69
OSI Pharmaceuticals *§	2,000	58
Protein Design Labs *§	3,200	90
Qiagen NV *§	10,400	136
Techne *§	2,900	165
Vertex Pharmaceuticals *§	10,200	228
		2,400
Health Care Equipment & Supplies 6.0%
ArthroCare *§	1,800	72
Bausch & Lomb	2,600	210
Becton, Dickinson	2,100	110
Biomet	7,500	260
C R Bard	4,700	310
Cooper Companies	1,800	138
Dentsply International	2,400	130
Edwards Lifesciences *	3,400	151
Gen-Probe *	2,500	124
INAMED *§	1,500	114
Integra LifeSciences *§	1,700	65
Invitrogen *	2,200	165
Kyphon *§	4,000	176
Millipore *	1,700	107
ResMed *§	1,600	127
Respironics *	2,800	118
Smith & Nephew ADR §	2,700	115
St. Jude Medical *	3,600	168
Sybron Dental Specialties *	1,600	67
Varian Medical Systems *	4,800	190
Waters Corporation *	3,300	137
Wright Medical Group *§	3,900	96
Zimmer Holdings *	1,700	117
		3,267
Health Care Providers & Services 6.3%
Caremark RX *	4,000	200
Coventry Health Care *	5,600	482
DaVita *	5,549	256
Express Scripts *	5,000	311
Health Management, Class A	5,300	124
Henry Schein *	4,400	187
Laboratory Corporation of America *	4,900	239
Lincare Holdings *	3,900	160
Manor Care	3,100	119
Medco *	5,300	290
Omnicare	3,200	180
Patterson Companies *§	3,600	144
Quest Diagnostics	7,200	364
WellChoice *	4,400	334
		3,390
Pharmaceuticals 1.0%
Allergan	1,500	137
Atherogenics *§	4,400	71
Sepracor *	5,400	319
		527
Total Health Care		9,584

INDUSTRIALS & BUSINESS SERVICES 9.0%
Aerospace & Defense 1.6%
Empresa Brasileira de Aeronautica ADR §	6,100	235
Mercury Computer Systems *	2,100	55
Precision Castparts	4,800	255
Rockwell Collins	6,700	324
		869
Air Freight & Logistics 1.2%
C.H. Robinson Worldwide	3,700	237
Expeditors International of Washington	4,700	267
UTi Worldwide §	1,600	124
		628
Airlines 0.6%
SkyWest §	6,700	180
Southwest Airlines	10,400	154
		334
Building Products 0.1%
Trex *§	1,600	38
		38
Commercial Services & Supplies 3.7%
ARAMARK, Class B	2,600	70
Avery Dennison	1,700	89
ChoicePoint *	5,100	220
Cintas	5,700	234
Corporate Executive Board	2,700	211
Dun & Bradstreet *	2,400	158
Equifax	2,900	101
HNI Corporation	2,700	163
LECG *§	3,800	87
Manpower	4,400	195
Robert Half International	9,300	331
Stericycle *	2,500	143
		2,002
Electrical Equipment 0.5%
AMETEK	4,300	185
II-VI *§	3,600	64
		249
Industrial Conglomerates 0.2%
Roper Industries	3,400	134
		134
Machinery 0.7%
Danaher	2,000	108
IDEX	1,350	57
ITT Industries	1,400	159
Pall	2,900	80
		404
Road & Rail 0.4%
Landstar Systems	5,800	232
		232
Total Industrials & Business Services		4,890

INFORMATION TECHNOLOGY 25.2%
Communications Equipment 1.5%
ADTRAN	4,600	145
Corning *	7,600	147
F5 Networks *	2,700	117
Juniper Networks *§	12,200	290
Plantronics §	2,600	80
Research In Motion *	300	21
		800
Computers & Peripherals 0.5%
Lexmark International *	3,000	183
QLogic *	2,500	86
		269
Electronic Equipment & Instruments 2.0%
CDW	4,300	253
Cogent *§	6,000	142
Dolby Laboratories, Class A *	2,900	46
FLIR Systems *	5,200	154
Jabil Circuit *	7,400	229
Littelfuse *	1,700	48
Mettler-Toledo International *	1,700	87
National Instruments §	2,350	58
Symbol Technologies	9,000	87
		1,104
Internet Software & Services 1.6%
Digital River *§	1,800	63
MatrixOne *§	600	3
Monster Worldwide *	10,800	332
Sina *§	4,900	135
VeriSign *	13,700	293
Websense *§	1,200	61
		887
IT Services 4.1%
Affiliated Computer Services, Class A *	2,400	131
Certegy	5,700	228
Cognizant Technology Solutions *	6,800	317
DST Systems *	3,400	186
Fiserv *	4,500	206
Global Payments	2,100	163
Iron Mountain *	7,200	264
Moneygram International	13,700	298
Paychex	10,700	397
		2,190
Office Electronics 0.3%
Zebra Technologies *	4,650	182
		182
Semiconductor & Semiconductor Equipment 8.7%
Altera *	23,200	443
Analog Devices	12,100	449
Broadcom, Class A *	5,900	277
Cymer *§	1,900	59
Intersil Holding, Class A	5,700	124
KLA-Tencor	2,500	122
Lam Research *	3,400	104
Linear Technology	13,700	515
Marvell Technology Group *	6,400	295
Maxim Integrated Products	11,300	482
Microchip Technology	16,200	488
National Semiconductor	19,300	508
Semtech *	5,200	86
Silicon Laboratories *§	8,500	258
Xilinx	18,200	507
		4,717
Software 6.5%
Activision *	6,266	128
Adobe Systems	6,300	188
Cadence Design Systems *	9,100	147
Check Point Software Technologies *	6,300	153
Citrix Systems *	5,600	141
Cognos *§	4,700	183
Electronic Arts *	3,000	171
FactSet Research Systems §	2,850	100
Fair Isaac	2,500	112
FileNet *§	2,000	56
Hyperion Solutions *	2,500	122
Internet Security Systems *§	3,900	94
Intuit *	5,100	229
Jack Henry & Associates	7,100	138
McAfee *	7,800	245
Mercury Interactive *	7,200	285
NAVTEQ *	9,800	489
Red Hat *§	11,800	250
Salesforce.com *§	5,000	116
Synopsys *	4,200	79
THQ *§	3,900	83
		3,509
Total Information Technology		13,658

MATERIALS 1.6%
Chemicals 1.4%
Ecolab	4,300	137
Engelhard	2,600	73
Monsanto	2,300	144
Praxair	2,300	110
Sigma Aldrich	900	58
Symyx Technologies *	2,700	71
Valspar	7,400	165
		758
Containers & Packaging 0.2%
Sealed Air *	2,300	109
		109
Total Materials		867

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.2%
Neustar, Class A *	3,500	112
		112
Wireless Telecommunication Services 2.2%
American Tower Systems, Class A *	16,600	414
Crown Castle International *	17,300	426
Nextel Partners, Class A *§	14,700	369
		1,209
Total Telecommunication Services		1,321
Total Common Stocks (Cost $47,217)		54,038

SHORT-TERM INVESTMENTS 0.5%
Money Market Fund 0.5%
T. Rowe Price Reserve Investment Fund, 3.79% #†	255,885	256
Total Short-Term Investments (Cost $256)		256

SECURITIES LENDING COLLATERAL 17.0%
Money Market Trust 17.0%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.73% #	9,244,663	9,245
Total Securities Lending Collateral (Cost $9,245)		9,245

Total Investments in Securities
117.1% of Net Assets (Cost $56,718)		$63,539

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
†	Affiliated company – See Note 4.
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
(Unaudited)	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of mid-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $9,072,000; aggregate collateral consisted of $9,245,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $56,718,000. Net unrealized gain aggregated $6,821,000 at period-end, of which $8,964,000 related to appreciated investments and $2,143,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $7,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $256,000 and $1,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005